Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.05%	3.95%	6.23%
Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.55%	3.02%	4.51%
Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.35%	3.32%	4.61%
Gotham Enhanced Return Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	21.18%	27.96%	25.34%	(12.02%)	39.72%	(8.21%)	21.19%	(6.00%)	18.22%	13.41%
Gotham Neutral Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.14%	17.70%	10.07%	6.59%	19.25%	(16.47%)	(0.39%)	(2.38%)	0.67%	6.22%
Gotham Index Plus Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	22.29%	26.05%	26.42%	(11.61%)	32.75%	6.80%	19.37%	(3.50%)	26.05%	17.98%
Gotham Large Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.87%	12.16%	11.75%	(6.84%)	28.99%	3.43%	29.00%	(4.62%)	22.18%	12.88%
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	16.88%	23.10%	25.57%	(14.74%)	27.78%	13.48%	28.87%	(1.85%)	25.02%
Gotham Total Return Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.28%	15.75%	15.25%	(9.86%)	27.84%	(11.41%)	12.60%	(1.71%)	18.93%	11.25%
Gotham Absolute Return Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.24%	20.81%	17.74%	(5.04%)	26.87%	(6.19%)	11.50%	(4.86%)	10.01%	7.96%